Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of Inventories [Abstract]
Raw materials	$ 1,247,087	$ 1,047,532
Finished goods	607,911	437,144
Provision for obsolete inventories		(42,416)
Inventories	$ 1,854,998	$ 1,442,260